Segment and geographic information - Major components of Income (loss) before income taxes in "Other" (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Segment Reporting Information [Line Items]
Total		¥ 269,588	¥ (30,497)	¥ 326,260
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Net gain (loss) related to economic hedging transactions		17,548	1,800	(6,461)
Realized gain on investments in equity securities held for operating purposes		6,601	221	785
Equity in earnings of affiliates		34,990	32,532	34,248
Corporate items		(22,240)	(35,996)	(41,884)
Other	[1],[2]	62,264	(1,330)	69,677
Total		¥ 99,163	¥ (2,773)	¥ 56,365

[1]	Amounts reported for the year ended March 31, 2018 include the gain recognized in earnings in connection with the liquidation of a non-Japanese subsidiary during the year.
[2]	Includes gain of ¥73,293 million from the partial sale of Nomura’s investment in ordinary shares of Nomura Research Institute, Ltd. for the year ended March 31, 2020.